Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenue:
Gross revenue	$ 519,127	$ 445,598	$ 1,502,075	$ 1,334,283
Reimbursable expenses	(131,538)	(105,788)	(388,832)	(343,465)
Net revenue	387,589	339,810	1,113,243	990,818
Costs and expenses:
Direct costs	229,963	213,666	673,291	630,258
Selling, general and administrative expense	84,466	81,408	251,036	234,520
Depreciation and amortization	13,737	11,575	38,207	34,551
Restructuring and other items	0	0	0	9,033
Total costs and expenses	328,166	306,649	962,534	908,362
Income from operations	59,423	33,161	150,709	82,456
Interest income	267	223	874	678
Interest expense	(158)	(279)	(712)	(1,019)
Income before provision for income taxes	59,532	33,105	150,871	82,115
Provision for income taxes	(9,216)	(5,297)	(23,577)	(12,783)
Net income	$ 50,316	$ 27,808	$ 127,294	$ 69,332
Net income per Ordinary Share:
Basic	$ 0.81	$ 0.46	$ 2.06	$ 1.14
Diluted	$ 0.79	$ 0.45	$ 2.01	$ 1.12
Weighted average number of Ordinary Shares outstanding:
Basic	61,878,429	61,069,260	61,863,332	60,732,605
Diluted	63,442,607	62,473,645	63,434,260	61,977,026